Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	000-55685
Entity Registrant Name	HWGC Holdings Limited
Entity Central Index Key	0001623590
Entity Tax Identification Number	30-0803939
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Portman House, 2 Portman Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1H 6DU
City Area Code	+603
Local Phone Number	2143 2889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false